CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	[3]	Dec. 31, 2014
Cash Flows from Operating Activities
Net (loss)/income		$ (155)		$ (635)	[1],[2]	$ 4,087
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization		810		779	[1]	693
Amortization of deferred loan charges		45		39		54
Amortization of unfavorable and favorable contracts		(65)		(116)		(131)
Share of results from associated companies		(283)		(192)		(121)
Loss on sale of investments in associated companies		0		0		89
Share-based compensation expense		8		7		10
Gain/(loss) on disposals and deconsolidations		0		63		(2,971)
Contingent consideration realized	[4]	(21)		(47)	[1]	0
Unrealized loss/(gain) related to derivative financial instruments		(67)		(82)		197
Loss on impairment of long lived assets		44		563	[1]	232
Loss on impairment of investments		895		1,285		0
Gain on realization of marketable securities		0		0		(138)
Dividends received from associated companies		55		253		526
Deferred income tax		73		29		(6)
Unrealized foreign exchange gain on long-term debt		(5)		(95)		(165)
Gain on sale of tender rig business		0		(22)	[1]	0
Payments for long-term maintenance		(95)		(106)		(295)
Net gain on debt extinguishment		(47)		(8)		(12)
Other		(2)		(9)		(17)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable		256		267		(295)
Trade accounts payable		(55)		58		21
Related party receivables		2		65		213
Related party payables		(35)		(64)		(460)
Prepaid expenses/accrued revenue		15		(12)		13
Deferred revenue		(168)		(95)		171
Other assets		55		(22)		32
Other liabilities		(76)		(115)		(153)
Net cash provided by operating activities		1,184		1,788		1,574
Cash Flows from Investing Activities
Additions to newbuildings		(52)		(613)		(2,508)
Additions to drilling units and equipment		(84)		(322)		(365)
Refund of yard installments		53		29		0
Contingent consideration received		95		27		0
Sale of business, net of cash disposed		0		1,214		1,138
Cash in deconsolidated subsidiary		0		0		(90)
Change in restricted cash		(26)		(25)		(131)
Investment in associated companies		(16)		(210)		(586)
Proceeds from disposal of investments in associated companies		0		0		373
Purchase of marketable securities		0		0		(150)
Loans granted to related parties		(120)		(523)		(18)
Payments received from loans granted to related parties		283		233		2,096
Proceeds from disposal of marketable securities		195		0		307
Net cash provided by/ (used in) investing activities		328		(190)		66
Cash Flows from Financing Activities
Proceeds from debt		0		1,516		5,072
Repayments of debt		(1,054)		(2,999)		(4,344)
Debt fees paid		(31)		(16)		(65)
Proceeds from debt to related party		0		143		90
Repayments of debt to related party		(103)		0		(910)
Dividends paid to non-controlling interests		(7)		(14)		(51)
Contribution from non-controlling interests, net of issuance cost		0		0		115
Purchase of treasury shares		(10)		0		(18)
Dividends paid		0		0		(1,415)
Settlement of employee restricted stock units		0		0		5
Cash settlement of restricted stock units		(1)		0		0
Net cash (used in) by financing activities		(1,206)		(1,370)		(1,521)
Cash reclassified as held for sale		0		0		(26)
Effect of exchange rate changes on cash and cash equivalents		18		(15)		(6)
Net increase in cash and cash equivalents		324		213		87
Cash and cash equivalents at beginning of the year		1,044	[3],[5]	831		744
Cash and cash equivalents at the end of year		1,368		1,044	[5]	831	[3]
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest		(400)		(458)		(493)
Taxes paid		$ (123)		$ (136)		$ (227)

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Refer to Note 39 "Restatement of previously issued financial statements"
[3]	Refer to Note 39 "Restatement of previously issued financial statements"
[4]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[5]	Refer to Note 39 "Restatement of previously issued financial statements"